Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended		2 Months Ended		3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended	15 Months Ended		17 Months Ended	18 Months Ended	24 Months Ended	27 Months Ended		29 Months Ended	30 Months Ended	36 Months Ended	39 Months Ended		41 Months Ended	42 Months Ended	48 Months Ended	51 Months Ended		53 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended		65 Months Ended	66 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Sep. 08, 2025	May 01, 2025	Sep. 30, 2020	Aug. 03, 2020	Jul. 02, 2018	Oct. 01, 2016	Dec. 31, 2015	Sep. 30, 2025	May 31, 2025	Oct. 31, 2025	Jun. 30, 2025	Nov. 30, 2025	Jul. 31, 2025	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Dec. 31, 2020	Oct. 31, 2025	Dec. 31, 2018	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000025733
Account Value [Line Items]
Accumulated Value							$ 10,000																	$ 11,178					$ 13,592					$ 13,000					$ 17,053					$ 20,154					$ 25,903			$ 21,175			$ 26,706		$ 33,337		$ 39,232
C000025740
Account Value [Line Items]
Accumulated Value							10,000																	11,138					13,281					12,201					15,637					18,289					23,239			19,126			23,015		27,415		30,694
C000025741
Account Value [Line Items]
Accumulated Value							10,000																	12,005					13,021					11,111					13,204					12,685					16,781			15,133			16,584		18,456		18,825
C000025742
Account Value [Line Items]
Accumulated Value							10,000																	10,814					13,358					11,698					14,804					21,259					23,452			16,809			19,436		21,364		23,184
C000200087
Account Value [Line Items]
Accumulated Value					$ 10,000																$ 8,368							$ 10,190					$ 11,301					$ 14,303					$ 11,970					$ 13,870			$ 15,055			$ 15,929
C000025743
Account Value [Line Items]
Accumulated Value							10,000																	11,568					13,304					11,449					14,570					14,947					20,081			17,938			19,187		21,256		21,783
C000263386
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 9,960		$ 10,002		$ 9,952				$ 9,627
C000025744
Account Value [Line Items]
Accumulated Value							10,000																	12,061					13,966					12,396					15,661					17,739					22,104			19,172			22,288		25,358		27,203
C000025746
Account Value [Line Items]
Accumulated Value							10,000																	10,799					12,238					11,805					14,150					15,796					18,391			16,188			18,628		21,900		26,021
C000047659
Account Value [Line Items]
Accumulated Value							10,000																	10,085					12,548					10,980					13,291					14,303					15,787			14,036			16,780		17,650		24,216
C000218762
Account Value [Line Items]
Accumulated Value			$ 10,000											$ 11,212											$ 14,463					$ 11,556					$ 14,603					$ 17,964					$ 21,078
C000047651
Account Value [Line Items]
Accumulated Value							10,000																	10,566					11,417					11,268					12,597					13,537					14,306			12,726			13,987		14,995		16,573
C000047653
Account Value [Line Items]
Accumulated Value							10,000																	10,795					12,222					11,630					13,704					14,982					16,451			14,302			15,994		17,291		19,224
C000047654
Account Value [Line Items]
Accumulated Value							10,000																	10,935					12,542					11,861					14,183					15,693					17,571			15,188			17,253		18,927		21,352
C000047655
Account Value [Line Items]
Accumulated Value							10,000																	11,084					12,796					12,024					14,594					16,319					18,814			16,153			18,617		20,695		23,562
C000047656
Account Value [Line Items]
Accumulated Value							10,000																	11,121					13,031					12,059					14,948					16,818					19,818			16,806			19,706		22,278		25,692
C000047657
Account Value [Line Items]
Accumulated Value							10,000																	11,169					13,134					12,027					14,998					16,994					20,374			17,242			20,496		23,437		27,410
C000047658
Account Value [Line Items]
Accumulated Value							10,000																	11,184					13,139					11,981					14,951					16,965					20,455			17,267			20,658		23,736		27,936
C000112889
Account Value [Line Items]
Accumulated Value							10,000																	11,164					13,194					12,000					15,023					17,009					20,551			17,334			20,789		23,989		28,265
C000168453
Account Value [Line Items]
Accumulated Value						$ 10,000									$ 10,400											$ 12,300					$ 11,158					$ 13,894					$ 15,845					$ 19,190				$ 16,164			$ 19,394			$ 22,432		$ 26,531
C000200088
Account Value [Line Items]
Accumulated Value					10,000																8,900							11,123					12,709					15,454					13,025					15,654			18,117			21,460
C000218763
Account Value [Line Items]
Accumulated Value				$ 10,000															$ 11,816								$ 14,383					$ 12,148					$ 14,639					$ 16,983					$ 20,068
C000259883
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,490		$ 10,921		$ 11,042				$ 11,374	$ 11,656		$ 11,805		$ 11,906	$ 11,949
C000025747
Account Value [Line Items]
Accumulated Value							10,000																	10,616					11,586					11,390					12,922					14,134					15,240			13,343			14,841		16,042		17,817
C000025734
Account Value [Line Items]
Accumulated Value							10,000																	10,941					12,434					11,893					14,114					15,769					18,007			15,503			17,881		19,897		22,961
C000025735
Account Value [Line Items]
Accumulated Value							10,000																	11,107					12,947					12,036					14,803					16,797					19,867			16,831			19,779		22,394		26,012
C000025738
Account Value [Line Items]
Accumulated Value							10,000																	10,378					10,620					10,647					11,303					11,911					11,670			10,776			11,274		11,588		12,359
C000025739
Account Value [Line Items]
Accumulated Value							10,000																	10,437					10,823					10,888					11,718					12,439					12,126			10,583			11,114		11,245		12,097
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
Russell 3000 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,274					13,656					12,940					16,954					20,495					25,754			20,808			26,209		32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,274					13,656					12,940					16,954					20,495					25,754			20,808			26,209		32,448		38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,274					13,656					12,940					16,954					20,495					25,754			20,808			26,209		32,448		38,012
S&P 500 Index
Account Value [Line Items]
Accumulated Value					10,000																9,286							12,210					14,456					18,606					15,236					19,241			24,056			28,357
Russell 1000 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,205					13,636					12,983					17,063					20,640					26,101			21,108			26,708		33,255		39,030
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	10,000							10,275		10,496		10,522				10,523
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value							10,000																	10,100					12,628					10,887					13,284					14,322					15,935			13,632			16,118		16,735		21,959
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000											11,215											14,434					11,820					14,927					18,662					21,999
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value						10,000									10,325											12,331					11,561					14,900					17,323					21,981				17,708			21,998			27,126		31,571
S&P 500 Index
Account Value [Line Items]
Accumulated Value					10,000																9,286							12,210					14,456					18,606					15,236					19,241			24,056			28,357
S&P 500 Index
Account Value [Line Items]
Accumulated Value				10,000															11,481								14,777					12,101					15,282					19,105					22,521
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000							10,563		11,100		11,349				11,579	12,002		12,283		12,313	12,320
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,196					13,640					13,042					17,149					20,304					26,132			21,399			27,025		33,786		39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value							10,000																	13,174					14,207					12,379					15,151					15,853					20,335			17,390			19,937		21,543		24,256
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value							10,000																	11,132					13,599					12,334					15,847					21,335					21,939			16,157			19,171		22,077		24,949
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value					10,000																8,286							10,173					11,322					14,358					12,047					13,980			15,196			16,110
Russell Mid Cap Value Index
Account Value [Line Items]
Accumulated Value							10,000																	12,000					13,601					11,930					15,158					15,910					20,419			17,962			20,246		22,892		25,421
Russell Mid Cap Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 9,920		$ 9,892		$ 9,682				$ 9,552
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value							10,000																	12,074					14,035					12,480					15,749					17,900					22,332			19,416			22,607		25,756		27,688
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,841					12,385					12,103					14,785					17,104					19,822			16,737			19,719		22,705		25,888
S&P 500 Catholic Values Index
Account Value [Line Items]
Accumulated Value			$ 10,000											$ 11,233											$ 14,527					$ 11,639					$ 14,754					$ 18,223					$ 21,415
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Morningstar Lifetime Allocation Conservative Income Index
Account Value [Line Items]
Accumulated Value							10,000																	10,503					11,177					11,043					12,205					13,353					14,032			12,464			13,481		14,208		15,636
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2020 Index
Account Value [Line Items]
Accumulated Value							10,000																	10,758					12,125					11,611					13,660					15,468					16,856			14,019			15,593		16,751		18,905
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2025 Index
Account Value [Line Items]
Accumulated Value							10,000																	10,829					12,393					11,774					14,041					15,947					17,544			14,447			16,189		17,466		19,848
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2030 Index
Account Value [Line Items]
Accumulated Value							10,000																	10,914					12,711					11,957					14,480					16,446					18,352			15,044			17,031		18,518		21,238
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2035 Index
Account Value [Line Items]
Accumulated Value							10,000																	10,992					13,011					12,108					14,877					16,846					19,122			15,706			18,013		19,825		23,026
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2040 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,045					13,220					12,189					15,133					17,091					19,689			16,244			18,870		21,050		24,808
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2045 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,067					13,318					12,210					15,233					17,178					19,960			16,525			19,366		21,823		26,048
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value							10,000																	10,027					10,111					10,300					10,532					10,593					10,598			10,757			11,323		11,939		12,464
Morningstar Lifetime Allocation Moderate 2050 Index
Account Value [Line Items]
Accumulated Value							10,000																	11,071					13,350					12,207					15,241					17,181					20,003			16,589			19,514		22,086		26,575
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000									9,702											10,046					10,047					10,923					11,743					11,562				10,058			10,614			10,746		11,531
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value						10,000									10,008											10,092					10,280					10,512					10,573					10,578				10,737			11,301			11,917		12,441
Morningstar Lifetime Allocation Moderate 2055 Index
Account Value [Line Items]
Accumulated Value						$ 10,000									$ 10,163											$ 12,272					$ 11,200					$ 13,980					$ 15,758					$ 18,330				$ 15,197			$ 17,884			$ 20,235		$ 24,434
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value					10,000																10,174							11,061					11,892					11,708					10,185					10,748			10,882			11,677
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value					10,000																10,107							10,335					10,394					10,399					10,555					11,110			11,716			12,231
Morningstar Lifetime Allocation Moderate 2060 Index
Account Value [Line Items]
Accumulated Value					$ 10,000																$ 9,145							$ 11,406					$ 12,854					$ 14,929					$ 12,369					$ 14,551			$ 16,435			$ 19,877
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000															9,990								9,836					8,556					9,029					9,142					9,810
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value				10,000															10,004								10,009					10,159					10,694					11,276					11,772
Morningstar Lifetime Allocation Moderate 2065 Index
Account Value [Line Items]
Accumulated Value				$ 10,000															$ 11,768								$ 13,640					$ 11,298					$ 13,280					$ 14,968					$ 18,123
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000							9,961		10,115		10,088				10,209	10,320		10,384		10,449	10,433
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value		10,000							10,036		10,072		10,109				10,147	10,183		10,220		10,254	10,288
Morningstar Lifetime Allocation Moderate 2070 Index
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,495		$ 10,929		$ 11,047				$ 11,364	$ 11,712		$ 11,916		$ 11,963	$ 12,077
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Morningstar U.S. Moderately Conservative Target Allocation Index
Account Value [Line Items]
Accumulated Value							10,000																	10,577					11,688					11,407					13,220					14,741					15,801			13,580			15,350		16,749		18,817
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Morningstar U.S. Moderate Target Allocation Index
Account Value [Line Items]
Accumulated Value							10,000																	10,760					12,296					11,846					14,255					16,288					18,303			15,499			18,095		20,439		23,424
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value							10,000																	10,265					10,628					10,630					11,556					12,424					12,232			10,641			11,229		11,369		12,199
Morningstar U.S. Moderately Aggressive Target Allocation Index
Account Value [Line Items]
Accumulated Value							10,000																	10,856					12,813					12,105					14,971					17,333					20,046			16,777			20,042		23,079		27,168
Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value							$ 10,000																	$ 10,208					$ 10,426					$ 10,518					$ 11,233					$ 11,956					$ 11,784			$ 10,813			$ 11,380		$ 11,722		$ 12,538